Derivative Instruments and Hedging Activities (Fair Values) (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Fair Values by Balance Sheet Location [Abstract]
Asset value	$ 802	$ 1,318		$ 1,188
Liability value	684	1,217		1,070
Not Designated as Hedging Instrument
Fair Values by Balance Sheet Location [Abstract]
Asset value	802	1,318		1,188
Liability value	684	1,217		1,070
Not Designated as Hedging Instrument | Current Assets | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Asset value	576	1,079	[1]	860	[1]
Not Designated as Hedging Instrument | Current Liabilities | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Liability value	506	1,024		750
Not Designated as Hedging Instrument | Noncurrent Assets | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Asset value	226	239	[1]	328	[1]
Not Designated as Hedging Instrument | Noncurrent Liabilities | Energy Commodities, net
Fair Values by Balance Sheet Location [Abstract]
Liability value	$ 178	$ 193		$ 320

[1]	Represents the location on the Balance Sheets.